Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2012
Assets pledged and collateral
end of	2012	2011

Assets pledged (CHF million)

Total assets pledged or assigned as collateral	151,419	157,856

of which encumbered	90,745	96,922

Fair value of collateral received with the right to sell or repledge
end of	2012	2011

Collateral (CHF million)

Fair value of collateral received with the right to sell or repledge	402,793	373,657

of which sold or repledged	292,514	332,718

Schedule of Other Assets Pledged and Collateral
Other information
end of	2012	2011

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	14,340	17,943

Swiss National Bank required minimum liquidity reserves	2,441	2,294

Bank
Assets pledged and collateral
end of	2012	2011

Assets pledged (CHF million)

Total assets pledged or assigned as collateral	145,598	152,527

of which encumbered	90,745	96,922

Fair value of collateral received with the right to sell or repledge
end of	2012	2011

Collateral (CHF million)

Fair value of collateral received with the right to sell or repledge	402,784	373,794

of which sold or repledged	292,531	332,878

Schedule of Other Assets Pledged and Collateral
Other information
end of	2012	2011

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	14,340	17,943

Swiss National Bank required minimum liquidity reserves	2,312	2,178